Fair value of Hendel's assets acquired and liabilities (Detail) (VMM and Consolidation of Hendel [Member], USD $)	Aug. 01, 2012
VMM and Consolidation of Hendel [Member]
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Purchase Price	$ 1,200
Fair value of net assets acquired and consolidation of Hendel:
Cash	15,314
Accounts receivable	113,881
Prepaid expenses	6,869
Accounts payable and accrued liabilities	(22,968)
Non-controlling interest	(113,096)
Goodwill	$ 1,200